Analysis of Financial Assets and Liabilities by Measurement Basis	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Analysis of Financial Assets and Liabilities by Measurement Basis
42	ANALYSIS OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT BASIS

On April 1, 2018, the SMBC Group adopted IFRS 9, which is the comprehensive standard to replace IAS 39. After initial recognition, financial assets and liabilities are measured either at fair value or amortized cost, within the measurement categories as defined in IFRS 9. The summary of significant accounting policies in Note 2 describes how these categories of financial assets and liabilities are measured, and how income and expenses are recognized either in profit or loss, or in other comprehensive income. The following tables present the carrying amounts of the financial assets and liabilities, by category and by line item, of the consolidated statements of financial position.

	At March 31, 2019
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total
	(In millions)
Financial assets:
Cash and deposits with banks	¥—	¥57,763,441	¥—	¥—	¥57,763,441
Call loans and bills bought	—	2,465,745	—	—	2,465,745
Reverse repurchase agreements and cash collateral on securities borrowed	—	10,345,994	—	—	10,345,994
Trading assets	2,767,691	—	—	—	2,767,691
Derivative financial instruments	3,382,574	—	—	—	3,382,574
Financial assets at fair value through profit or loss	2,641,416	—	—	—	2,641,416
Investment securities	—	318,914	13,333,221	4,172,892	17,825,027
Loans and advances	—	90,682,938	—	—	90,682,938
Other financial assets(1)	—	3,609,129	—	—	3,609,129

Total	¥8,791,681	¥165,186,161	¥13,333,221	¥4,172,892	¥191,483,955

Financial liabilities:
Deposits(2)	¥666	¥134,403,986	¥—	¥—	¥134,404,652
Call money and bills sold	—	1,307,779	—	—	1,307,779
Repurchase agreements and cash collateral on securities lent	—	12,887,249	—	—	12,887,249
Trading liabilities	1,998,694	—	—	—	1,998,694
Derivative financial instruments	3,051,773	—	—	—	3,051,773
Borrowings(2)	1,716	12,166,142	—	—	12,167,858
Debt securities in issue(2)	(4,676)	11,175,885	—	—	11,171,209
Other financial liabilities(1)	—	5,596,513	—	—	5,596,513

Total	¥5,048,173	¥177,537,554	¥—	¥—	¥182,585,727

	At March 31, 2018
	Financial assets and liabilities at fair value through profit or loss	Held-to-maturity investments	Loans and receivables	Available-for-sale financial assets	Financial liabilities measured at amortized cost	Total
	(In millions)
Financial assets:
Cash and deposits with banks(3)	¥4,773	¥—	¥54,691,296	¥—	¥—	¥54,696,069
Call loans and bills bought	—	—	1,881,880	—	—	1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	—	—	8,491,703	—	—	8,491,703
Trading assets	3,169,123	—	—	—	—	3,169,123
Derivative financial instruments	3,885,271	—	—	—	—	3,885,271
Financial assets at fair value through profit or loss	1,547,672	—	—	—	—	1,547,672
Investment securities(3)	2,588	372,459	—	20,120,028	—	20,495,075
Loans and advances(3)	3,169	—	85,125,901	—	—	85,129,070
Other financial assets(1)	—	—	3,598,642	—	—	3,598,642
Financial assets included in assets held for sale	1,693	—	3,098,196	108,882	—	3,208,771

Total	¥8,614,289	¥372,459	¥156,887,618	¥20,228,910	¥—	¥186,103,276

Financial liabilities:
Deposits(3)	¥13,929	¥—	¥—	¥—	¥128,447,598	¥128,461,527
Call money and bills sold	—	—	—	—	1,190,929	1,190,929
Repurchase agreements and cash collateral on securities lent	—	—	—	—	12,022,593	12,022,593
Trading liabilities	2,143,899	—	—	—	—	2,143,899
Derivative financial instruments	3,498,016	—	—	—	—	3,498,016
Borrowings(3)	1,198	—	—	—	10,651,283	10,652,481
Debt securities in issue(3)	(7,635)	—	—	—	10,576,752	10,569,117
Other financial liabilities(1)	—	—	—	—	6,691,042	6,691,042
Financial liabilities included in liabilities directly associated with the assets held for sale	5,971	—	—	—	3,371,556	3,377,527

Total	¥5,655,378	¥—	¥—	¥—	¥172,951,753	¥178,607,131

(1)	Other financial assets and liabilities comprise of those included in other assets and liabilities, which meet the definition of a financial asset and liability.
(2)

Embedded derivatives, which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position under IFRS 9, are disclosed in this table within the category of “Financial assets and liabilities at fair value through profit or loss.” Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as liabilities to be consistent with the line of the host contract.

(3)

Embedded derivatives, which were separately accounted for, but presented together with the host contract in the consolidated statements of financial position under IAS 39, are disclosed in this table within the category of “Financial assets and liabilities at fair value through profit or loss.” Although the separated embedded derivatives had a positive or a negative fair value, they have been presented in this table as assets or liabilities to be consistent with the line of the host contract.